Document and Entity Information	Mar. 04, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819989
Document Type	8-K
Document Period End Date	Mar. 04, 2022
Entity Registrant Name	CIPHER MINING INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39625
Entity Tax Identification Number	85-1614529
Entity Address, Address Line One	1 Vanderbilt Avenue
Entity Address, Address Line Two	Floor 54, Suite C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	332
Local Phone Number	262-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	222 Purchase Street
Entity Address, Address Line Two	Suite #290
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
Common Stock Par Value .001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	CIFR
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Whole Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	CIFRW
Security Exchange Name	NASDAQ